Short-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Short Term Bank Loans	As of December 31, 2024 and 2023, short-term bank loans consisted of the following:
	As of December 31,
	2024	2023
Trade financing	$1,510,249	$1,195,149